CONVERTIBLE NOTES PAYABLE (Details 3) - Long-term convertible note payable [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member]
Term (in years)	3 months	2 months 30 days	4 months 28 days
Volatility	187.00%	184.00%	194.00%
Risk-free interest rate	1.39%	0.44%	0.45%
Maximum [Member]
Term (in years)	1 year 1 month 2 days	2 years	5 months 27 days
Volatility	189.00%	191.00%	197.00%
Risk-free interest rate	2.09%	1.47%	0.51%